BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)															3 Months Ended												9 Months Ended				10 Months Ended	12 Months Ended
	Oct. 01, 2025	Sep. 08, 2025	Jun. 25, 2025	Jun. 18, 2025	Apr. 24, 2025	Mar. 18, 2025	Mar. 16, 2025	Jan. 27, 2025	Dec. 16, 2024	Oct. 07, 2024	Jan. 10, 2024	Oct. 10, 2023	Jun. 08, 2023	Mar. 15, 2023	Sep. 30, 2025		Jun. 30, 2025		Mar. 31, 2025		Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2023	Dec. 31, 2024	Jul. 30, 2024	Jul. 08, 2024	May 02, 2024	Nov. 30, 2023		Nov. 21, 2023	Feb. 28, 2023
Property, Plant and Equipment [Line Items]
Net loss															$ 4,459,764		$ 3,704,438		$ 3,809,700		$ 10,092,312		$ 2,694,362		$ 1,399,213		$ 11,973,902		$ 14,185,887		$ 3,793,585	$ 23,753,863
Accumulated deficit															64,592,850												64,592,850				3,793,585	52,618,948
Stockholders' deficit														$ (90)	5,120,114		3,887,464		12,835,162		13,304,610		7,710,413		5,074,276		5,120,114		13,304,610		3,734,762	19,385,784				$ 3,734,762
Cash															1,585,004												1,585,004					912,574
Other investments																																10,075,002
Trust account proceeds net																																1,564,086
Issued shares														90	$ 1,524,881		$ 106,136		16,414
Proceeds from issuance of common stock																											$ 1,647,431				$ 87	$ 260,927
Common Stock, Par or Stated Value Per Share															$ 0.0001		$ 0.0001										$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Warrants to purchase															10,430,800												10,430,800					10,430,800
Exercise price															$ 115.00												$ 115.00					$ 115.00
Gross proceeds																											$ 10,270,400
Interest rate																																6.00%
Deferred costs															$ 30,000												30,000					$ 116,121
Non-refundable Payment												$ 75,000	$ 25,000
Debt instrument, face amount											$ 1,562,030
Non-refundable extension payment																																	$ 33,333		$ 33,333
Payments for land									$ 1,497,949		1,662,030
Cost									2,585																						$ 44,186	6,679
Land									$ 75,950		$ 78,535
Capital project costs															5,279,822												5,279,822				100,000	3,320,403
Rent expense																															24,425	31,242
Other transaction costs																															450,113
Reverse stock split		1-for-10 reverse stock split
Stock issuance costs																											25,000		4,134,056		95,900	4,167,323
Additional capital project costs															$ 1,959,419												$ 1,959,419
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Net loss																																23,753,863
Stockholders' deficit																															3,734,762	19,385,784				3,734,762
Issued shares																																268,998
Legal And Professional Consulting Services [Member]
Property, Plant and Equipment [Line Items]
Cost																															75,136
Two Borrowers [Member]
Property, Plant and Equipment [Line Items]
Promissory note receivable																																$ 502,838
Interest rate																																23.50%
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lives															5 years												5 years					5 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lives															3 years												3 years					3 years
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Consideration Received on Transaction																																$ 550,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Issued shares						$ 172,841		$ 1,159,331
Common Stock, Par or Stated Value Per Share																																$ 0.0001
Warrants to purchase				2,150,000			479,200
Exercise price							$ 6.20	$ 13.00																								$ 13.00
Issuance of shares			110,000	2,150,000				479,200																								479,200
Public offering price			$ 2.00	$ 2				$ 12.00																								$ 12.0
Gross proceeds			$ 220,000	$ 4,300,000		$ 2,971,040	$ 2,971,040	$ 5,750,400																								$ 5,750,400
Deferred costs															$ 25,000												$ 25,000				1,005,109	6,496,114
Equity classified instruments																																7,501,223
Stock issuance costs								$ 86,121
IPO [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Deferred costs																																$ 116,121
IPO [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase							479,200
Exercise price							$ 6.2
IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase								479,200																								479,200
Gross proceeds			$ 4,520,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net loss																[1]		[1]		[1]						[1]
Stockholders' deficit														(414)	(883)	[1]	(829)	[1]	(563)	[1]	$ (457)	[1]	$ (402)	[1]	$ (402)	[1]	(883)	[1]	$ (457)	[1]	(402) [1]	$ (460) [1]				(87)	[1]
Issued shares														$ 90	$ 49	[1]	$ 2	[1]		[1]
Issuance of shares														9,000,000	488,811	[1]	16,062	[1]	398	[1]												5,583
Public offering price																																						$ 120.00
Common Stock [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Net loss
Stockholders' deficit																															$ (402)	(460)				$ (87)
Issued shares																																1
Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase							958,400
Exercise price							$ 7.00
Stock issuance costs							$ 2,108,480
Inducement Warrants [Member] | IPO [Member] | Maximum [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase							958,400
Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Issued shares										$ 50,000,000
Purchase Agreement [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Issued shares																																5,582
Proceeds from issuance of common stock																											$ 1,598,008					260,927
Issuance of shares																											505,271
Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from issuance of common stock	$ 471,677
Issuance of shares	132,777
Bridge Agreement [Member]
Property, Plant and Equipment [Line Items]
Cash proceeds																																3,550,000
Purchase Agreements [Member]
Property, Plant and Equipment [Line Items]
Cash proceeds																																$ 425,000
Common Stock, Par or Stated Value Per Share																																$ 0.0001
Purchase Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Consideration Received on Transaction																																$ 550,000
Purchase Agreements [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Issuance of shares					12,850
Purchase Agreements [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase																																10
Exercise price																																$ 115.00
Issuance of shares					64,251
Purchase Agreements [Member] | Warrant [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Exercise price																																$ 115.00

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.